SHAREHOLDERS' DEFICIT - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020
Shareholders' Equity (Deficit)
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0	0